Details of Transactions with Employees (Detail) (Employees, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Employees
Related Party Transaction [Line Items]
Sales	$ 11,969,028
Accounts receivable	$ 928,078	$ 9,520